COMMON STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
New Dragonfly
Summary of reserved shares of common stock for issuance

	September 30,	December 31,
	2022	2021
Convertible preferred stock outstanding	10,000,000	10,000,000
Options issued and outstanding	3,100,524	3,122,398
Common stock outstanding	22,634,276	20,875,475
Shares available for future issuance (1)	540,902	10,327
Total	36,275,702	34,008,200
(1)	During March 2022, the Company increased the shares authorized under the plan by 1,000,000

	2021	2020
Convertible preferred stock outstanding	10,000,000	10,000,000
Options issued and outstanding	3,122,398	2,563,080
Common stock outstanding	20,875,475	20,040,470
Shares available for future issuance	10,327	404,650
Total	34,008,200	33,008,200